Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair value amount of derivative instrument
Accounts receivable	$ 4,344	$ 4,587
Current portion of derivative assets	15,608	16,758
Derivative assets	139,651	45,525
Accrued liabilities	(11,448)	(11,498)
Current portion of derivative liabilities	(43,973)	(50,603)
Derivative Liabilities	(249,245)	(149,362)
Interest Rate Swap Agreement [Member]
Fair value amount of derivative instrument
Accounts receivable	4,344	4,587
Current portion of derivative assets	15,608	16,758
Derivative assets	139,651	45,525
Accrued liabilities	(11,448)	(11,498)
Current portion of derivative liabilities	(43,973)	(50,603)
Derivative Liabilities	(248,645)	(139,362)
Toledo Spirit Time Charter Derivative [Member]
Fair value amount of derivative instrument
Accounts receivable	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	0	0
Current portion of derivative liabilities	0	0
Derivative Liabilities	$ (600)	$ (10,000)